Private Placement - Additional Information (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Subsidiary Sale Of Stock [Line Items]
Initial business combination completion period	18 months				18 months
LMF ACQUISITION OPPORTUNITIES, INC.
Subsidiary Sale Of Stock [Line Items]
Proceeds from issuance of private placement warrants				$ 5,738,000	$ 5,738,000
Initial Business Combination [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Subsidiary Sale Of Stock [Line Items]
Business Combination, Description			The Company’s Sponsor agreed to (i) waive its redemption rights with respect to its founder shares and Public Shares in connection with the completion of the Company’s initial Business Combination, (ii) waive its redemption rights with respect to its founder shares and Public Shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete its initial Business Combination within 18 months from the closing of the IPO (or up to 21 months from the closing of the IPO if the Company extends the period of time to consummate a business combination, which the Company elected to do (See Note 1), as described in more detail in the prospectus for the IPO) or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive its rights to liquidating distributions from the Trust Account with respect to its founder shares if the Company fails to complete its initial Business Combination within 18 months from the closing of the IPO (or up to 21 months from the closing of the IPO if the Company extends the period of time to consummate a business combination, which the Company elected to do (See Note 1)). In addition, the Company’s Sponsor agreed to vote any founder shares it holds and any Public Shares purchased during or after the IPO (including in open market and privately negotiated transactions) in favor of the Company’s initial Business Combination.		The Company’s Sponsor has agreed to (i) waive its redemption rights with respect to its founder shares and Public Shares in connection with the completion of the Company’s initial Business Combination, (ii) waive its redemption rights with respect to its founder shares and Public Shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete its initial Business Combination within 18 months from the closing of the IPO (or up to 21 months from the closing of the IPO if the Company extends the period of time to consummate a business combination, as F-12 Table of Contentsdescribed in more detail in the prospectus for the IPO) or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive its rights to liquidating distributions from the Trust Account with respect to its founder shares if the Company fails to complete its initial Business Combination within 18 months from the closing of the IPO (or up to 21 months from the closing of the IPO if the Company extends the period of time to consummate a business combination. In addition, the Company’s Sponsor has agreed to vote any founder shares held by them and any Public Shares purchased during or after the IPO (including in open market and privately negotiated transactions) in favor of the Company’s initial Business Combination.
Warrant [Member] | Private Placement [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Subsidiary Sale Of Stock [Line Items]
Stock issued	5,738,000	5,738,000			5,738,000
Sales price per unit		$ 1			$ 1
Proceeds from issuance of private placement warrants	$ 5,738,000	$ 5,738,000			$ 5,738,000
Sale of stock, description of transaction			The Private Placement Warrants are identical to the warrants sold in the IPO except that the Private Placement Warrants, so long as they are held by the Sponsor or their permitted transferees, (i) will not be redeemable by the Company, (ii) may not (including the Class A common stock issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the Company’s initial Business Combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights.		The Private Placement Warrants are identical to the warrants sold in the IPO except that the Private Placement Warrants, so long as they are held by the Sponsor or their permitted transferees, (i) will not be redeemable by the Company, (ii) may not (including the Class A common stock issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the Company’s initial Business Combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights.
Period later on warrant not exercise after effective date			5 years		5 years